Cover Page	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Registrant Name	TITAN MEDICAL INC
Entity Central Index Key	0000840551
Current Fiscal Year End Date	--12-31
Amendment Description	Titan Medical Inc. (the “Registrant”) is filing this Amendment No. 2 to the Form 6-K, filed on August 1, 2019, solely to furnish its financial statements for the three and six months ended June 30, 2019 and 2018 formatted in eXtensible Business Reporting Language.